Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Significant Accounting Policies [Text Block]
Note 2.	Summary of Significant Accounting Policies

The significant accounting policies of Avalon, which are summarized below, are consistent with accounting principles generally accepted in the United States and reflect practices appropriate to the businesses in which they operate. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Subsequent e
vents

Avalon evaluated subsequent events for potential recognition and disclosure through the date the financial statements were issued.

Principles of consolidation

The consolidated financial statements include the accounts of Avalon, its wholly owned subsidiaries and those companies in which Avalon has managerial control.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and cash equivalents

Cash and cash equivalents include money market instruments that are stated at cost, which approximate fair value. Investments with original maturities of three months or less from date of purchase are considered to be cash equivalents for purposes of the Consolidated Statements of Cash Flows and Consolidated Balance Sheets. Such investments are not insured by the Federal Deposit Insurance Corporation. The balance of cash and cash equivalents was $1.8 million and $4.3 million at December 31, 2015 and 2014, respectively.

Avalon maintains its cash balances in various financial institutions. These balances may, at times, exceed federal insured limits. Avalon has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk relating to its cash and cash equivalents.

Inventories

Inventories are stated at the lower of cost or market. Cost of inventories is determined by the average cost method. If necessary, a provision for potentially obsolete or slow-moving inventory is made based on management’s analysis of inventory levels and future sales forecasts.

Financial instruments

The Company follows the guidance included in the Financial Accounting Standard Board (“FASB”) Accounting Standards Codification (“ASC”) 820,
Fair Value Measurements and Disclosures
, for its financial assets and liabilities. The fair value of financial instruments consisting of cash, cash equivalents, accounts receivable, and accounts payable at December 31, 2015 and 2014 approximates carrying value due to the relative short maturity of these financial instruments.

The fair value of debt under the Company’s line of credit facility approximates carrying value due to the floating interest rates and relative short maturity of the revolving borrowings under this agreement.

Property and equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful life of the asset which varies from 10 to 30 years for land improvements; 5 to 50 years in the case of buildings and improvements; and from 3 to 10 years for machinery and equipment, vehicles and office furniture and equipment (See Note 5).

Major additions and improvements are charged to the property and equipment accounts while replacements, maintenance and repairs, which do not improve or extend the life of the respective asset, are expensed as incurred. The cost of assets retired or otherwise disposed of and the related accumulated depreciation is eliminated from the accounts in the year of disposal. Gains or losses resulting from disposals of property and equipment are credited or charged to operations. Interest costs are capitalized on significant construction projects.

Income taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and to operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded against net deferred tax assets when management believes it is more likely than not that such deferred tax assets will not be realized. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively.

Revenue recognition

Avalon recognizes revenue for waste management services as services are performed. Revenues for the golf and related operations are recognized as services are provided with the exception of annual membership dues which are recognized proportionately over twelve months based upon each member’s anniversary date. The deferred revenue relating to membership dues was approximately $2.4 million and $2.3 million at December 31, 2015 and 2014, respectively.

Accounts receivable

The majority of Avalon’s accounts receivable is due from industrial and commercial customers. Credit is extended based on an evaluation of a customer’s financial condition and, generally, collateral is not required. Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts. Customer accounts that are outstanding longer than the contractual payment terms are considered past due. Avalon determines its allowance by considering a number of factors, including the length of time trade accounts receivable are past due, Avalon’s previous accounts receivable loss history, the customer’s current ability to pay its obligation to Avalon and the condition of the general economy and the industry as a whole. Avalon writes off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for doubtful accounts, or to income, as appropriate under the circumstances.

Leases

Avalon applies the accounting rules for leases to categorize leases at their inception as either operating or capital leases depending on certain defined criteria. Leasehold improvements are capitalized at cost and are amortized over the lesser of their expected useful life or the life of the lease (See Notes 6 and 12).

Noncontrolling i
nterest

Under FASB ASC 810-10,
Consolidations
–
Over
all
(“ASC 810-10”), a company must determine whether it has a variable interest in a legal entity being evaluated for consolidation. A variable interest entity (“VIE”) is consolidated in the financial statements if the company has the power to direct activities that most significantly impact the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

As a result of a private placement offering, Avalon is not the majority owner of AWMS Holdings, LLC. At December 31, 2015 and 2014, respectively, Avalon owns approximately 47% of AWMS Holdings, LLC. In accordance ASC 810-10
,
due to the managerial control of AWMS Water Solutions, LLC (formerly American Water Management Services, LLC), AWMS Holdings, LLC is a VIE, and the financial statements of AWMS Holdings, LLC and subsidiaries are included in Avalon’s consolidated financial statements. ASC 810-10 requires noncontrolling interests to be reported as a separate component of equity. The amount of net loss attributable to the noncontrolling interest is recorded in “net loss attributable to noncontrolling interest” in our Consolidated Statements of Operations (See Note 14).

Share-b
ased compensation

Avalon recognizes share-based compensation expense related to stock options issued to employees and directors. Avalon estimates the fair value of the stock options granted using a Monte Carlo simulation. The Monte Carlo Simulation was selected to determine the fair value because it incorporates six minimum considerations; 1) the exercise price of the option, 2) the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements, 3) the current fair value of the underlying equity, 4) the expected volatility of the value of the underlying share for the expected term of the option, 5) the expected dividends on the underlying share for the expected term of the option and 6) the risk-free interest rate(s) for the expected term of the option.

The expected term, or time until the option is exercised, is typically based on historical exercising behavior of previous option holders of a company’s stock. Due to the fact that the Company has had no historical exercising activity, we estimate the expected term of each award to be half the maximum term.

Avalon amortizes the grant date fair value of the stock options over the expected term or requisite service period. If accelerated vesting occurs based on the market performance of Avalon’s common stock, the compensation costs related to the vested stock options that have not previously been amortized are recognized upon vesting.

Asset retirement obligation

Avalon recorded an estimated asset retirement obligation of $0.1 million at December 31, 2015 and 2014, respectively, to plug and abandon the two salt water injection wells based upon an estimate from an experienced and qualified third party.

Asset impairments

Avalon reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. If indicators of impairment exist, Avalon would determine whether the estimated undiscounted sum of the future cash flows of such assets and their eventual disposition is less than its carrying amount. If less, an impairment loss would be recognized if, and to the extent that the carrying amount of such assets exceeds their respective fair value. Avalon would determine the fair value by using quoted market prices, if available, for such assets; or if quoted market prices are not available, Avalon would discount the expected estimated future cash flows.

For the golf and related operations segment, Avalon does not believe there was a triggering event in 2015 or 2014 as future cash flows have not changed significantly and asset values have remained relatively stable.

For the waste management services segment, as a result of a seismic event with a magnitude of 2.1 occurring on August 31, 2014, the Chief of the Division of Oil and Gas Resources Management (“Chief” or “Division”) issued Orders on September 3, 2014, to immediately suspend all operations of both of Avalon’s saltwater injection wells. The Orders were based on the findings that the two saltwater injection wells were located in close proximity to the area of known seismic activity and also that the saltwater injection wells pose a risk of increasing or creating seismic activity. The two saltwater injection wells are located approximately 112 feet apart. Based on these findings, the Chief ordered the immediate suspension of all operations of the two saltwater injection wells, until the Division could further evaluate the wells.

On September 5, 2014, Avalon submitted the information required by the Chief’s Order in regards to its AWMS #1 injection well. The Division reviewed all the information submitted by Avalon and additional data. Based upon this review, the Division concluded that with reasonable scientific certainty, the injection operations of AWMS #1 were not related to the deep seismic event that occurred on August 31, 2014. As a result, the Order suspending all operations of AWMS #1 was terminated effective September 18, 2014. As such, Avalon resumed injection operations of AWMS #1 consistent with all terms and conditions of the permit issued on July 18, 2013.

On September 19, 2014, Avalon submitted the information and a written plan required by the Chief’s Order proposing the establishment of certain operations and management controls on injections at the AWMS #2 injection well. The plan called for injection to resume at AWMS #2 at lower levels and monitored for seismicity. Under the plan, Avalon would gradually increase injection volumes over time based upon data obtained through monitoring.

On October 2, 2014, Avalon filed an appeal with the Ohio Oil and Gas Commission disputing the basis for suspending operations of AWMS #2 and also the authority of the Chief to immediately suspend such operations. On November 19, 2014, Avalon filed a Motion to Stay the execution of the suspension order.

On March 11, 2015, an appeal hearing was held and post hearing briefs were filed. The Chief stated during the hearing that the suspension is only temporary, and that he expects that AWMS #2 will be allowed to inject once the state’s final policymaking is complete.

On August 12, 2015, the Oil and Gas Commission upheld the temporary suspension of injection operations of AWMS #2 stating that the temporary suspension will allow the Chief to more fully evaluate the facts in anticipation of the Division’s implementation of a comprehensive regulatory plan that will specifically address injection-induced seismicity. In October 2015, the Division informed the Company that they were currently drafting the hydraulic fracturing induced seismicity policy and will start the Class II injection well policy once complete.

On September 8, 2015, Avalon filed an appeal with the Franklin County Court of Common Pleas. Avalon also filed a notice of appeal addressed to the Division. On October 16, 2015, the Division filed a motion to dismiss stating that although Avalon filed its notice of appeal with the Franklin County Court of Common Pleas, it did not file the notice of appeal with the Oil and Gas Commission as mandated by the Ohio Revised Code. On October 20, 2015, Avalon filed its notice of appeal with the Oil and Gas Commission. On December 18, 2015, the Franklin County Court of Common Pleas concluded that Avalon untimely filed its notice of appeal with the Oil and Gas Commission and thus did not comply with the Ohio Revised Code and that the Division’s motion to dismiss was granted. On January 4, 2016, Avalon filed an appeal with the Franklin County, Ohio 10 th
District Court of Appeals regarding the motion to dismiss ruling on the September 8, 2015 appeal. An appeal hearing is tentatively scheduled to occur in April of 2016.

Avalon was not in violation of any law, Ohio Regulation governing its operations or any of the terms and conditions of its injection permit, as acknowledged by the Division. The observed seismic events the Division used to justify the suspension order were of such magnitudes that occur every day in the State of Ohio. There were no documented complaints from the public concerning the observed seismic events. Avalon does not believe that there is substantial risk that the operations of AWMS #2 present an imminent danger to public health, safety or damage to the environment. The argument is further evidenced by the publication “Potential Injection-Induced Seismicity Associated with Oil & Gas Development: The Primer on Technical and Regulatory Considerations Informing Risk Management and Mitigation” released in 2015 stating that seismic events below 3.0 (approximately 22 times stronger than the August 31, 2014 event) are generally not felt by humans. This report was developed by the StatesFirst Induced Seismicity by Injection Work Group (“ISWG”) members (the State agencies) with input from the ISWG technical advisors (subject matter experts from academia, industry, federal agencies, and environmental organizations) to help better inform the public on technical and regulatory considerations associated with evaluation and response, seismic monitoring systems, information sharing, and the use of ground motion metrics.
In addition, the Company also contends that other Class II injection wells within the geographical area have produced seismic events with similar and/or higher magnitudes and have been allowed to continue operations. Operations of AWMS #2 will remain temporarily suspended under the Chief’s order. In conjunction with the August 12, 2015 decision, Avalon temporarily suspended operations of AWMS #1 and will resume operations when a favorable ruling on AWMS #2 is received.

In accordance with FASB ASC 360-10-35,
Property, Plant and Equipment – Overall – Subsequent Measurement
. Avalon assessed the recoverability of the carrying values of the salt water injection wells based on the Chief of the Division of Oil and Gas Resources Management’s decision to temporarily suspend operations of the wells. Avalon estimated future cash flows directly associated with and which are expected to arise as a direct result of the wells once the temporary suspension is lifted. The assumptions used by management in developing the estimates of future cash flows were based on current market conditions and comparable prior periods while in operation. Based on the estimated undiscounted sum of the future cash flows, the net book value of the property, plant and equipment relating to the wells of approximately $4.8 million at December 31, 2015 was recoverable in less than the estimated remaining useful life of those assets.

Management will continue to consider whether indicators of impairment are present and test for recoverability, as necessary, but there can be no guarantee that the salt water injection wells will resume operations. If management concludes that the suspension is other than temporary and the carrying amount of the salt water injection wells are not recoverable, Avalon may record an impairment charge up to $4.8 million, the carrying value of the salt water injection wells.

Environmental liabilities

When Avalon concludes that it is probable that a liability has been incurred with respect to a site, a provision is made in Avalon’s financial statements for Avalon’s best estimate of the liability based on management’s judgment and experience, information available from regulatory agencies, and the number, financial resources and relative degree of responsibility of other potentially responsible parties who are jointly and severally liable for remediation of that site, as well as, the typical allocation of costs among such parties. If a range of possible outcomes is estimated and no amount within the range appears to be a better estimate than any other, Avalon provides for the minimum amount within the range, in accordance with generally accepted accounting principles. The liability is recognized on an undiscounted basis. Avalon’s estimates are revised, as deemed necessary, as additional information becomes known. Although Avalon is not currently aware of any environmental liability, there can be no assurance that in the future an environmental liability will not occur.

Basic
and diluted
net
income (
loss
)
per share

Basic net loss per share attributable to Avalon Holdings Corporation common shareholders for the years ended December 31, 2015 and 2014 is computed by dividing the net loss by the weighted average number of common shares outstanding, which were 3,803,331 for each period.

Diluted net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus any weighted common equivalent shares determined to be outstanding during the period using the treasury method. The weighted common equivalent shares included in the calculation are related to stock options granted by Avalon where the weighted average market price of Avalon’s common stock for the period presented is greater than the option exercise price of the stock option. For the years ended December 31, 2015 and 2014, the diluted per share amounts reported are equal to basic per share amounts because Avalon was in a net loss position and as a result, such dilution would be considered anti-dilutive. Assuming dilution, the weighted average number of common shares outstanding for the years ended December 31, 2015 and 2014 was 3,848,002 and 4,091,862, respectively.

The loss per share calculations for the years ended December
31, 2015 and 2014 are as follows (in thousands, except per share amounts):

	2015	2014
Net loss attributable to Avalon Holdings Corporation common shareholders	$(712)	$(1,080)

Shares used in computing basic loss per share	3,803	3,803
Potentially dilutive shares from stock options	-	-
Shares used in computing diluted loss per share	3,803	3,803

Loss per share attributable to Avalon Holdings Corporation common shareholders
Basic and diluted net loss per share	$(0.19)	$(0.28)

Recent accounting pronouncements

In May 2014, FASB issued Accounting Standards Update (“ASU”) 2014-09,
Revenue from Contracts with Customers
, to clarify the principles used to recognize revenue for all entities. Under ASU 2014-09, a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The new guidance establishes a five-step approach for the recognition of revenue. ASU 2014-09 is effective for annual periods beginning after December 15, 2017. Avalon is currently evaluating the impact the adoption of this guidance will have on its financial position, results of operations, cash flows and related disclosures and does not anticipate that the new guidance will fundamentally change our revenue recognition policies, practices or systems.

In August 2014, the FASB issued ASU 2014-15,
Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern
. The new standard provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. Under ASU 2014-15, management will be required to perform interim and annual assessments of the Company’s ability to continue as a going concern within one year of the date the financial statements are issued. ASU 2014-15 is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The adoption of this standard is not expected to have an impact on Avalon’s financial statement disclosures.

In February 2015, the FASB issued ASU 2015-02,
Amendments to the Consolidation Analysis
. The new standard makes changes to the variable interest model. This guidance becomes effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. All reporting entities involved with limited partnerships will have to re-evaluate whether these entities qualify for consolidation and revise documentation accordingly. The Company is currently evaluating the potential impact that ASU 2015-02 may have on its financial position and results of operations. The adoption of this standard is not expected to have an impact on Avalon’s financial position, results of operations or financial statement disclosures.

In November 2015, the FASB issued ASU 2015-17,
Balance Sheet Classification of Deferred Taxes
, which simplifies the presentation of deferred income taxes by eliminating the need for entities to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. This amendment is effective for annual periods beginning after December 15, 2016. The Company is currently evaluating the potential impact that ASU 2015-17 may have on its financial position and results of operations. The adoption of this standard is not expected to have an impact on Avalon’s financial position, results of operations or financial statement disclosures.

In February 2016, the FASB issued ASU No. 2016-02,
Leases
. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently evaluating the impact of our pending adoption of the new standard on our consolidated financial statements.

The Company reviews new accounting standards as issued. The Company has considered all other recently issued accounting pronouncements and does not believe that adoption of such pronouncement will have a material impact on its financial statements.